SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - Short term borrowings	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Interest expense due to third party	¥ 648,581	$ 89,248	¥ 326,893	¥ 397,468
Guaranteed or collateralized	¥ 0		¥ 0